UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS
REAL ESTATE SECURITIES‡ — 68.0%
COMMON STOCK — 68.0%
	Shares	Value
DIVERSIFIED — 5.9%
Duke Realty	318,800	$4,609,848
Liberty Property Trust (A)	252,619	9,167,544

		13,777,392

INDUSTRIAL — 1.0%
DCT Industrial Trust	374,900	2,346,874

OFFICE — 17.0%
Boston Properties (A)	72,476	8,037,588
Brandywine Realty Trust	487,900	5,796,252
CapitaCommercial Trust (Singapore)	2,143,000	2,307,634
Douglas Emmett (A)	294,000	6,911,940
Highwoods Properties	137,700	4,663,899
Kilroy Realty	133,800	6,334,092
SL Green Realty	67,637	5,326,414

		39,377,819

RESIDENTIAL — 19.7%
AvalonBay Communities	31,517	4,635,836
BRE Properties (A)	176,044	9,273,998
Colonial Properties Trust	255,300	5,782,545
Essex Property Trust (A)	48,100	7,569,016
Post Properties (A)	180,278	9,311,359
UDR	341,225	9,079,997

		45,652,751

RETAIL — 14.3%
CBL & Associates Properties	294,900	5,818,377
DDR (A)	307,659	4,627,191
General Growth Properties (A)	625,534	11,334,676
Hammerson (United Kingdom)	313,400	2,275,494
Macerich (A)	157,171	9,180,358

		33,236,096

SPECIALIZED — 8.6%
Host Hotels & Resorts	474,600	6,967,128
Senior Housing Properties Trust	201,700	4,588,675
Strategic Hotels & Resorts *	393,000	2,381,580
Sunstone Hotel Investors *	586,300	5,868,863

		19,806,246

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value
STORAGE — 1.5%
CubeSmart	290,500	$3,483,095

TOTAL COMMON STOCK (Cost $145,890,204)		157,680,273

TOTAL INVESTMENTS — 68.0% (Cost $145,890,204)@		$157,680,273

SECURITIES SOLD SHORT
REAL ESTATE SECURITIES‡ — (60.6)%
COMMON STOCK — (42.6)%

DIVERSIFIED — (7.2)%
American Assets Trust	(160,148)	(4,163,848)
PS Business Parks	(117,600)	(7,950,936)
Washington Real Estate Investment Trust	(173,732)	(4,638,644)

		(16,753,428)

HOTELS, RESORTS & CRUISE LINES — (1.0)%
Marriott International, Cl A	(63,208)	(2,302,035)

INDUSTRIAL — (2.4)%
First Potomac Realty Trust	(483,300)	(5,601,447)

OFFICE — (16.7)%
BioMed Realty Trust, Cl D	(275,900)	(5,186,920)
CommonWealth REIT	(187,715)	(3,423,922)
Coresite Realty	(92,639)	(2,469,756)
Corporate Office Properties Trust	(339,200)	(7,550,592)
Franklin Street Properties	(463,400)	(4,805,458)
Government Properties Income Trust	(152,400)	(3,489,960)
Mack-Cali Realty	(254,300)	(6,812,697)
Piedmont Office Realty Trust, Cl A	(283,900)	(4,843,334)

		(38,582,639)

REAL ESTATE MANAGEMENT & DEVELOPMENT — (1.0)%
Henderson Land Development (Hong Kong)	(405,000)	(2,360,633)

RESIDENTIAL — (5.4)%
Apartment Investment & Management, Cl A	(253,800)	(6,961,734)
Associated Estates Realty	(77,200)	(1,152,596)
Home Properties	(68,100)	(4,468,041)

		(12,582,371)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RETAIL — (2.0)%
Realty Income	(111,400)	$(4,589,680)

SPECIALIZED — (6.9)%
Ashford Hospitality Trust	(256,300)	(1,955,569)
Entertainment Properties Trust	(107,400)	(4,850,184)
Omega Healthcare Investors	(95,451)	(2,313,732)
Plum Creek Timber	(171,200)	(6,949,008)

		(16,068,493)

TOTAL COMMON STOCK (Proceeds $96,871,052)		(98,840,726)

EXCHANGE TRADED FUNDS — (18.0)%
iShares Dow Jones U.S. Real Estate Index	(317,600)	(20,780,568)
Vanguard Real Estate Investment Trust	(313,200)	(20,902,968)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $40,399,689)		(41,683,536)

TOTAL SECURITIES SOLD SHORT — (60.6)% (Proceeds $137,270,741) #		$(140,524,262)

Percentages are based on Net Assets of $231,794,168.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.

Cl — Class

As of July 31, 2012, all of the Fund’s investments and securities sold short were considered Level 1.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

@ At July 31, 2012, the tax basis cost of the Fund’s investments was $145,890,204, and the unrealized appreciation and depreciation were $12,243,444 and $(453,375), respectively.

# At July 31, 2012, the tax basis proceeds of the Fund’s securities sold short were $137,270,741, and the unrealized appreciation and depreciation were $1,372,990 and $(4,626,511), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012